Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement	Fair Value Measurement
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels, and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2 - Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3 - Significant unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
Our financial instruments consist of cash, accounts receivable, accounts payable, accrued liabilities, pension assets and liabilities. The carrying value of these instruments approximates fair value as a result of the short duration of such instruments or due to the variability of the interest cost associated with such instruments.
Recurring Measurements
Foreign Currency Forward Exchange Contracts. Our derivative assets and liabilities represent foreign exchange contracts that are measured at fair value using observable market inputs such as forward rates, interest rates, our own credit risk and counterparty credit risk. Based on the utilization of these inputs, the derivative assets and liabilities are classified as Level 2. To manage our risk for transactions denominated in Mexican Pesos, Czech Crown and Ukrainian Hryvnia, we have entered into forward exchange contracts that are designated as cash flow hedge instruments, which are recorded in the Consolidated Balance Sheets at fair value. The gains and losses as a result of the changes in fair value of the hedge contract for transactions denominated in Mexican Pesos are deferred in accumulated other comprehensive loss and recognized in cost of revenues in the period the related hedge transactions are settled. As of December 31, 2024, hedge contracts for transactions denominated Czech Crown were not designated as a hedging instruments; therefore, they are marked-to-market and the fair value of agreements is recorded in the Consolidated Balance Sheets with the offsetting gains and losses recognized in other (income) expense and recognized in cost of revenues in the period the related hedge transactions are settled in the Consolidated Statements of Operations.
Interest Rate Swaps. To manage our exposure to variable interest rates, we have entered into interest rate swaps to exchange, at a specified interval, the difference between fixed and variable interest amounts calculated by reference to an agreed upon notional principal amount. The interest rate swaps are intended to mitigate the impact of rising interest rates on the Company and covers 50% of outstanding debt under the Term Loan Facility. Any changes in fair value are included in earnings or deferred through Accumulated other comprehensive loss, depending on the nature and effectiveness of the offset. Any ineffectiveness in a cash flow hedging relationship is recognized immediately in earnings in the consolidated statements of operations.
During the second quarter ended June 30, 2022, the Company entered into transactions to cash settle existing interest rate swaps ("Interest rate swap agreements settled in 2022") and received proceeds of $3.9 million. The gain on the swap settlement has been recorded in Other comprehensive income (loss) and will be recognized over the life of the settled swaps. Following the settlement of the existing interest rate swaps, we entered into a new interest rate swap agreement to align with the SOFR rate and maturity date of the Credit Agreement.
The fair values of our derivative assets and liabilities and Contingent Consideration measured on a recurring basis as of December 31 and are categorized as follows:

	December 31, 2024				December 31, 2023
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Foreign exchange contract designated as hedging instruments	$—	$—	$—	$—	$1,318	$—	$1,318	$—
Interest rate swap agreement	$1,069	$—	$1,069	$—	$1,073	$—	$1,073	$—
Liabilities:
Foreign exchange contract designated as hedging instruments	$5,698	$—	$5,698	$—	$—	$—	$—	$—
Foreign exchange contract not designated as hedging instruments	$53	$—	$53	$—	$304	$—	$304	$—
The following table summarizes the notional amount of our open foreign exchange contracts at December 31:

	2024		2023
	U.S. $ Equivalent	U.S. $ Equivalent Fair Value	U.S. $ Equivalent	U.S. $ Equivalent Fair Value
Commitments to buy or sell currencies - Foreign exchange contract designated as hedging instruments	$54,359	$55,251	$56,741	$58,094
Commitments to buy or sell currencies - Foreign exchange contract not designated as hedging instruments	$4,697	$5,023	$16,608	$16,806
We consider the impact of our credit risk on the fair value of the contracts, as well as the ability to execute obligations under the contract.
The following table summarizes the fair value and presentation of derivatives in the Consolidated Balance Sheets at December 31:

	Derivative Asset
	Balance Sheet Location	Fair Value
		2024	2023
Foreign exchange contract designated as hedging instruments	Other current assets	$—	$1,179
Foreign exchange contract designated as hedging instruments	Other assets	$—	$139
Interest rate swap agreement	Other assets	$1,069	$1,073

	Derivative Liability
	Balance Sheet Location	Fair Value
		2024	2023
Foreign exchange contract designated as hedging instruments	Accrued liabilities and other	$5,648	$—
Foreign exchange contract designated as hedging instruments	Other long-term liabilities	$50	$—
Foreign exchange contract not designated as hedging instruments	Accrued liabilities and other	$53	$304

	Derivative Equity
	Balance Sheet Location	Fair Value
		2024	2023
Foreign exchange contract designated as hedging instruments	Accumulated other comprehensive loss	$(2,119)	$1,354
Interest rate swap agreements	Accumulated other comprehensive loss	$897	$3,484
The following table summarizes the effect of derivative instruments on the Consolidated Statements of Operations:

		2024	2023
	Location of Gain (Loss) Recognized on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
Foreign exchange contract designated as hedging instruments	Cost of revenues	$(2,454)	$5,339
Interest rate swap agreements	Interest expense	$1,498	$1,466
Interest rate swap agreements settled in 2022	Interest expense	$755	$756
Foreign exchange contract not designated as hedging instruments	Other (income) expense	$281	$(220)
We consider the impact of our credit risk on the fair value of the contracts, as well as our ability to honor obligations under the contract.
Other Fair Value Measurements
The fair value of long-term debt obligations is based on a fair value model utilizing observable inputs. Based on these inputs, our long-term debt fair value as disclosed is classified as Level 2. The carrying amounts and fair values of our long-term debt obligations are as follows:

	December 31, 2024		December 31, 2023
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loan and security agreement [1]	$85,000	$84,363	$141,514	$139,213
Revolving Credit Facility	$50,500	$50,500	$—	$—
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(1)Presented in the Consolidated Balance Sheets as the current portion of long-term debt of $8.4 million and long-term debt of $76.6 million as of December 31, 2024, and current portion of long-term debt of $15.3 million and long-term debt of $126.2 million as of December 31, 2023.